Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Pension Plans Defined Benefit [Member]	Jun. 30, 2012 Pension Plans Defined Benefit [Member]	Jun. 30, 2013 Other Postretirement Benefit Plans Defined Benefit [Member]	Jun. 30, 2012 Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ 3	$ 4	$ 0	$ 22
Interest Cost			11	10	7	7
Expected Return on plan assets			(41)	(14)	0	0
Net periodic benefit costs			(27)	0	7	29
Actual contribution for the six months ended June 30, 2013	7
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
Expected contribution for 2013		$ 17